Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired - Stage 2	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Collective Marks | Mortgage
Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Mortgages	17.61%	28.19%
Collective Marks | Other loans
Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Other loans	30.53%	49.32%
Collective Marks | Revolving (Credit cards)
Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Revolving (Credit cards)	12.28%	16.91%
Collective Marks | Other commercial SME
Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, SME	30.53%	49.32%
Expected credit losses individually assessed | Corporate SME
Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Corporate loans, SME	14.20%	18.50%
Expected credit losses individually assessed | Middle market
Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Corporate loans, Middle market	15.41%	16.36%